Allowance for Credit Losses	3 Months Ended
Mar. 31, 2022
Allowance For Credit Loss [Abstract]
Allowance for Credit Losses
(6)	Allowance for Credit Losses

The Company’s allowance for credit losses is estimated based on historical losses from lessee defaults, current economic conditions, reasonable and supportable forecasts and ongoing review of the credit worthiness, but not limited to, each lessee’s payment history, lessee credit ratings, management’s current assessment of each lessee’s financial condition and the recoverability.

Accounts Receivable

The allowance for credit losses included in accounts receivable, net, amounted to $1,523 and $1,290 as of March 31, 2022 and December 31, 2021, respectively.  As of March 31, 2022 and December 31, 2021, the allowance for credit losses related to the billed amounts under the container leaseback financing receivable and finance leases were included in accounts receivable, net, amounted to $581 and $592, respectively.

Net Investment in Finance Leases and Container Leaseback Financing Receivable

The allowance for credit losses related to unbilled amounts under finance leases and included in net investment in finance leases, net, amounted to $887 and $743 as of March 31, 2022 and December 31, 2021, respectively. The allowance for credit losses related to unbilled amounts under the financing arrangements and included in container leaseback financing receivable, net, amounted to $121 and $113 as of March 31, 2022 and December 31, 2021, respectively.

As of March 31, 2022, the Company’s net investment in finance leases and container leaseback financing receivable are primarily comprised of the largest shipping lines under “Tier 1” risk rating which represented 89.0% and 95.9%, respectively, of the Company’s portfolio (For further discussion on the description of the Company’s internal risk ratings, please refer to Item 18, “Financial Statements – Note 1” in our 2021 Form 20-F).

The following table presents the net investment in finance leases and container leaseback financing receivable by internal credit rating category and year of origination as of March 31, 2022:

	Three Months Ended March 31, 2022	2021	2020	2019	2018	Prior	Total
Tier 1	$24,444	$846,190	$581,307	$102,449	$32,857	$14,427	$1,601,674
Tier 2	7,900	82,937	35,834	32,816	17,968	4,083	181,538
Tier 3	1,361	7,367	2,210	5,487	487	62	16,974
Net investment in finance leases	$33,705	$936,494	$619,351	$140,752	$51,312	$18,572	$1,800,186

Tier 1	$389,593	$11,835	$105,068	$195,851	$—	$—	$702,347
Tier 2	—	4,941	—	25,272	—	—	30,213
Container leaseback financing receivable	$389,593	$16,776	$105,068	$221,123	$—	$—	$732,560